OPERATING REVENUES - Schedule of contract assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Voyages in progress	$ 21,528	$ 11,077
Trade accounts receivable	14,470	13,546
Other current assets (capitalized fulfillment costs)	3,363	3,260
Total	$ 39,361	$ 27,883